Insurance Contracts - Summary of interest rate risk exposure of insurance contract (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Various Types of Insurance [Line Items]
Net reinsurance contract assets	₩ 1,515,854	$ 1,049,361	₩ 1,497,147
Interest rate risk
Various Types of Insurance [Line Items]
Net insurance contract liabilities	23,933,054		24,291,340
Net reinsurance contract assets	1,385,696		1,382,244
Interest rate risk | With Participation Features [Member]
Various Types of Insurance [Line Items]
Net insurance contract liabilities	3,501,385		3,649,339
Interest rate risk | Without Participation Features [Member]
Various Types of Insurance [Line Items]
Net insurance contract liabilities	20,431,669		20,642,001
Net liability value | Interest rate risk
Various Types of Insurance [Line Items]
Net liability effect	₩ 22,547,358		₩ 22,909,096